Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The Dodd-Frank Wall Street Reform Act and Consumer Protection Act of 2010 and the compensation disclosure rules of the SEC require us to disclose the following information regarding “compensation actually paid” to our NEOs and certain financial performance measures. The dollar amounts for “compensation actually paid” are calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily reflect the actual amount of compensation earned by or paid to our NEOs in the applicable year. For information on our compensation policies and decisions regarding our named executive officers, including how we align executive compensation with Company performance, see “Compensation Discussion and Analysis.”
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s) ($)	Adjusted Operating Income(4) (000s) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	8,617,438	6,870,250	1,966,566	1,596,276	63.23	151.91	(65,901)	72,321
2022	4,273,302	757,223	1,083,585	619,971	117.10	110.82	42,122	87,795
2021	5,728,490	7,851,512	1,465,467	1,896,550	144.98	164.38	128,244	204,749
2020	3,976,328	6,500,375	1,026,347	2,021,763	136.83	139.14	36,277	134,148

(1)
The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2023	L. Reade Fahs	Melissa Rasmussen, Patrick R. Moore, Jared Brandman, Bill Clark
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark
2020	L. Reade Fahs	Patrick R. Moore, Bill Clark, Jared Brandman, Joan Blackwood

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for stock options, the fair value calculated using the Black-Scholes-Merton option pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the volatility, dividend rates, expected term and risk free interest rates determined as of the revaluation date, (2) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (3) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement of the 2019 PSUs, which were based on Adjusted EBITDA growth, was 117% at fiscal year end (“FYE”) 2019, 122% at FYE 2020, and 155% at FYE 2021, and the actual achievement at vesting in 2022 was 155%. The estimated probability of achievement of the 2020 PSUs, which were based on Adjusted EBITDA growth, was 108% at FYE 2020, 108% at FYE 2021, and 108% at FYE 2022, and the actual achievement at vesting in 2023 was 108%. The estimated probability of achievement of the 2021 PSUs which are based on growth in Adjusted Operating Income and ROIC, was 100% at FYE 2021, 67% at FYE 2022, 67% at FYE 2023, and the actual achievement at vesting in 2024 was 67%. The estimated probability of achievement of the 2022 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 33% at FYE 2022 and 33% at FYE 2023. The estimated probability of achievement of the 2023 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 133% at FYE 2023.

(3)
As required by SEC rules, “compensation actually paid” to our PEO for the fiscal year ended December 30, 2023, reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Total Reported in 2023 Summary Compensation Table (SCT)	$8,617,438
Less, Value of Stock and Option Awards Reported in SCT	6,000,007
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,566,924
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,323,197)
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(990,908)
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—
Total Adjustments	(1,747,188)
“Compensation Actually Paid” for the fiscal year ended December 30, 2023	$6,870,250

(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the fiscal year ended December 30, 2023, reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Total Reported in 2023 Summary Compensation Table (SCT)	$1,966,566
Less, Value of Stock and Option Awards Reported in SCT	(1,018,775)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,115,035
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(223,356)
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(243,194)
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—
Minus, Forfeited Awards in Fiscal Year	—
Total Adjustments	(370,290)
“Compensation Actually Paid” for the fiscal year ended December 30, 2023	$1,596,276

(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2023 10-K pursuant to Item 201(e) of Regulation S-K.

(6)
Adjusted Operating Income is a non-GAAP measure that we define as net income, plus interest expense (income) and income tax provision (benefit), further adjusted to exclude stock compensation expense, loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, amortization of acquisition intangibles, ERP implementation expenses and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote
(1)
The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2023	L. Reade Fahs	Melissa Rasmussen, Patrick R. Moore, Jared Brandman, Bill Clark
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark
2020	L. Reade Fahs	Patrick R. Moore, Bill Clark, Jared Brandman, Joan Blackwood

Peer Group Issuers, Footnote
(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2023 10-K pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 8,617,438	$ 4,273,302	$ 5,728,490	$ 3,976,328
PEO Actually Paid Compensation Amount	$ 6,870,250	757,223	7,851,512	6,500,375
Adjustment To PEO Compensation, Footnote
(3)
As required by SEC rules, “compensation actually paid” to our PEO for the fiscal year ended December 30, 2023, reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Total Reported in 2023 Summary Compensation Table (SCT)	$8,617,438
Less, Value of Stock and Option Awards Reported in SCT	6,000,007
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,566,924
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,323,197)
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(990,908)
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—
Total Adjustments	(1,747,188)
“Compensation Actually Paid” for the fiscal year ended December 30, 2023	$6,870,250

Non-PEO NEO Average Total Compensation Amount	$ 1,966,566	1,083,585	1,465,467	1,026,347
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,596,276	619,971	1,896,550	2,021,763
Adjustment to Non-PEO NEO Compensation Footnote
(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the fiscal year ended December 30, 2023, reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

Total Reported in 2023 Summary Compensation Table (SCT)	$1,966,566
Less, Value of Stock and Option Awards Reported in SCT	(1,018,775)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,115,035
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(223,356)
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(243,194)
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—
Minus, Forfeited Awards in Fiscal Year	—
Total Adjustments	(370,290)
“Compensation Actually Paid” for the fiscal year ended December 30, 2023	$1,596,276

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted Operating Income
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Tabular List, Table
Financial Performance Measures
The table below lists our most important performance measures used to link “compensation actually paid” for our NEOs to Company performance during the fiscal year ending December 30, 2023. Adjusted Operating Income and ROIC were the performance metrics for our 2021 PSUs for which the performance period ended in 2023, and are also the performance metrics for our 2022 and 2023 PSUs. Annual Incentive Adjusted Operating Income is the performance metric for our STIP awards. The performance measures included in this table are not ranked by relative importance.
Most Important Financial Measures
Adjusted Operating Income Annual Incentive Adjusted Operating Income Adjusted Comparable Store Sales Growth Adjusted Diluted EPS Share Price ROIC

Total Shareholder Return Amount	$ 63.23	117.1	144.98	136.83
Peer Group Total Shareholder Return Amount	151.91	110.82	164.38	139.14
Net Income (Loss)	$ (65,901,000)	$ 42,122,000	$ 128,244,000	$ 36,277,000
Company Selected Measure Amount	72,321,000	87,795,000	204,749,000	134,148,000
PEO Name	L. Reade Fahs
Adjusted EBITDA Growth Achievement Of The 2019 PSUs			155.00%	122.00%	117.00%
Adjusted EBITDA Growth Achievement Of The 2020 PSUs	108.00%	108.00%	108.00%	108.00%
Adjusted Operating Income and ROIC Achievement Of The 2021 PSUs	67.00%	67.00%	100.00%
Adjusted Operating Income And ROIC Actual Achievement Of The 2024	67.00%
Adjusted Operating Income and ROIC Achievement Of The 2022 PSUs	33.00%	33.00%
Adjusted Operating Income And ROIC Achievement Of The 2023 PSUs	133.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Non-GAAP Measure Description
(6)
Adjusted Operating Income is a non-GAAP measure that we define as net income, plus interest expense (income) and income tax provision (benefit), further adjusted to exclude stock compensation expense, loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, amortization of acquisition intangibles, ERP implementation expenses and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Incentive Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Comparable Store Sales Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS
Measure:: 5
Pay vs Performance Disclosure
Name	Share Price
Measure:: 6
Pay vs Performance Disclosure
Name	ROIC
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,747,188)
PEO | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,000,007)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,566,924
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,197)
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(990,908)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(370,290)
Non-PEO NEO | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,018,775)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,115,035
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,356)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,194)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount